Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Parenthetical) (Detail) $ in Millions							1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 21, 2018 USD ($)	Dec. 14, 2018 USD ($)	Dec. 06, 2018 USD ($)	Dec. 06, 2018 AUD ($)	Aug. 01, 2018 USD ($)	May 10, 2018 USD ($)	Nov. 30, 2018 USD ($)	Aug. 01, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of operating segments [Line Items]
Net earnings, Pre-tax									$ 18,167,000,000	$ 12,816,000,000	$ 6,343,000,000
(Loss)/profit after tax									13,925,000,000	8,851,000,000	4,776,000,000
Post-tax foreign exchange gains									936,000,000
Post-tax foreign exchange loss									386,000,000
Impairment loss excluded from underlying earnings									134,000,000
Reversal of impairment loss			$ 242,000,000
Pre-tax gains on disposals of property, plant and equipment							$ 549,000,000		586,000,000	138,000,000	$ 354,000,000
Other income							53,000,000
Total impact							$ 569,000,000
Discount rate used in net present value of expected future cash flows for the port and rail capacity											2.00%
Post-tax onerous contract charge											$ 329,000,000
Underlying earnings [member]
Disclosure of operating segments [Line Items]
(Loss)/profit after tax									93,000,000
Increased closure provision				$ 296
US Dollar Net Debt [Member]
Disclosure of operating segments [Line Items]
Post-tax foreign exchange gains										420,000,000	123,000,000
Intragroup balances [Member]
Disclosure of operating segments [Line Items]
Post-tax foreign exchange gains											$ 393,000,000
Post-tax foreign exchange loss										908,000,000
Carbone savoie [Member] | Disposal of subsidiaries [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary											100.00%
Energy Resources of Australia Limited [Member]
Disclosure of operating segments [Line Items]
(Loss)/profit after tax									$ (241,000,000)	$ (29,000,000)
Ownership percentage in subsidiary			68.00%	68.00%
Elysis
Disclosure of operating segments [Line Items]
Pre-tax gain on consolidation						$ 171,000,000
Post-tax gain on consolidation						$ 141,000,000
Hail Creek [Member]
Disclosure of operating segments [Line Items]
Net earnings, Pre-tax					$ 1,141,000,000
(Loss)/profit after tax					836,000,000
Percentage of ownership interest exchanged in joint venture								82.00%
Kestrel Underground Coal Mine [Member]
Disclosure of operating segments [Line Items]
Net earnings, Pre-tax					1,010,000,000
(Loss)/profit after tax					$ 724,000,000
Percentage of ownership interest exchanged in joint venture								80.00%
Dunkerque Aluminium Smelter [Member]
Disclosure of operating segments [Line Items]
Net earnings, Pre-tax		$ 128,000,000
(Loss)/profit after tax		$ 122,000,000
Grasberg expansion [member]
Disclosure of operating segments [Line Items]
Net earnings, Pre-tax	$ 2,146,000,000
Tax payable	$ 0
Bengalla joint venture [Member] | Disposal of joint ventures [Member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture											40.00%